N-2	6 Months Ended
Apr. 30, 2025 shares
Cover [Abstract]
Entity Central Index Key	0001340736
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	Eaton Vance Tax‑Managed Diversified Equity Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund's primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.
Latest Premium (Discount) to NAV [Percent]	(1.00%) [1]
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]	157,502,243

[1]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.